Annual Fund Operating Expenses - Invesco Rising Dividends Fund	Feb. 26, 2021
Class A
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.20%	[1]
Total Annual Fund Operating Expenses	1.04%
Class C
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.20%	[1]
Total Annual Fund Operating Expenses	1.79%
Class R
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.20%	[1]
Total Annual Fund Operating Expenses	1.29%
Class Y
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%	[1]
Total Annual Fund Operating Expenses	0.79%
Class R5
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%	[1]
Total Annual Fund Operating Expenses	0.67%
Class R6
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%	[1]
Total Annual Fund Operating Expenses	0.67%

[1]	With respect to Class R6, “Other Expenses” have been restated to reflect current fees.